OTHER FINANCIAL LIABILITIES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [abstract]
Debit (credit) recognized in comprehensive income during the period	$ (27,797)	$ 18,344	$ 127,390
Debit (credit) transferred from net equity to income during the period	$ 30,018	$ (15,000)	$ (113,403)